Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net
Acquired Intangible Assets, Net

As of December 31, 2011 and 2012, acquired intangible assets, net were comprised of the following:

	December 31,
	2011	2012
Cost:
Operation & broadcasting rights	$12,045,898	$12,075,412
Lease agreements	75,849,900	58,153,311
Customer base	31,524,825	25,301,848
Trademark	2,076,687	1,206,746
Others	5,051,269	4,804,318

Total	126,548,579	101,541,635

Accumulated amortization:
Operation & broadcasting rights	(9,518,838)	(12,075,412)
Lease agreements	(54,117,372)	(56,340,210)
Customer base	(21,858,528)	(23,790,665)
Trademark	(1,203,796)	(1,206,746)
Others	(4,824,610)	(4,802,727)

Total	(91,523,144)	(98,215,760)

Intangible assets, net	$35,025,435	$3,325,875

Amortization Expense

The Group recorded amortization expense as follows:

	For the years ended December 31,
	2010	2011	2012
Cost of revenues	$12,734,069	$10,435,479	$5,537,158
Selling and marketing	4,106,231	4,219,999	2,259,361
Gain or (loss) from discontinued operations	765,859	1,342,224	3,005,103

Total	$17,606,159	$15,997,702	$10,801,622